Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD PENNSYLVANIA TAX-FREE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 27, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2020